Consolidated Balance Sheet - CAD ($) $ in Millions	Jan. 31, 2022	Oct. 31, 2021	Jan. 31, 2021
Assets
Cash and Cash Equivalents	$ 50,123	$ 93,261	$ 73,091
Interest Bearing Deposits with Banks	8,573	8,303	8,376
Securities (Note 2)
Trading	118,641	104,411	98,943
Fair value through profit or loss	14,663	14,210	13,939
Fair value through other comprehensive income	43,071	63,123	70,574
Debt securities at amortized cost	98,456	49,970	48,708
Investments in associates and joint ventures	1,234	1,135	1,026
Securities, net	276,065	232,849	233,190
Securities Borrowed or Purchased Under Resale Agreements	117,444	107,382	121,573
Loans
Residential mortgages	137,382	135,750	128,170
Consumer instalment and other personal	79,080	77,164	70,780
Credit cards	8,050	8,103	7,342
Business and government	262,253	239,809	248,752
Loans gross of allowance for loan losses	486,765	460,826	455,044
Allowance for credit losses (Note 3)	(2,405)	(2,564)	(3,188)
Loans,net	484,360	458,262	451,856
Other Assets
Derivative instruments	34,827	36,713	34,054
Customers' liability under acceptances	12,803	14,021	11,878
Premises and equipment	4,550	4,454	4,202
Goodwill	4,957	5,378	6,365
Intangible assets	2,071	2,266	2,388
Current tax assets	1,615	1,588	1,434
Deferred tax assets	1,027	1,287	1,339
Other	24,757	22,411	23,465
Other assets	86,607	88,118	85,125
Total Assets	1,023,172	988,175	973,211
Liabilities and Equity
Deposits (Note 4)	704,949	685,631	672,500
Other Liabilities
Derivative instruments	29,825	30,815	29,430
Acceptances	12,803	14,021	11,878
Securities sold but not yet purchased	36,760	32,073	34,164
Securities lent or sold under repurchase agreements	107,979	97,556	99,892
Securitization and structured entities' liabilities	25,158	25,486	25,610
Current tax liabilities	192	221	196
Deferred tax liabilities	135	192	155
Other	37,086	37,764	35,962
Other liabilities	249,938	238,128	237,287
Subordinated Debt	8,481	6,893	7,276
Total Liabilities	963,368	930,652	917,063
Equity
Contributed surplus	319	313	309
Retained earnings	37,513	35,497	32,012
Accumulated other comprehensive income	2,789	2,556	4,478
Total Equity	59,804	57,523	56,148
Total Liabilities and Equity	1,023,172	988,175	973,211
Preferred shares and other equity instruments [member]
Equity
Issued capital	5,558	5,558	5,848
Total Equity	5,558	5,558	5,848
Common shares [member]
Equity
Issued capital	13,625	13,599	13,501
Total Equity	$ 13,625	$ 13,599	$ 13,501